Net Loss Per Share Attributable to Class A Common Stokcholders (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share	The Company excluded the following potential common shares, presented based on amounts outstanding at period end, from the computation of diluted net loss per share attributable to common stockholders for the period indicated because including them would have had an anti-dilutive effect:

	December 31,
	2022	2023
Convertible preferred stock	5,040,369	10,705,829
Class A common stock options granted and outstanding	1,065,984	1,883,938
Class A common stock warrants	95,034	95,034
Preferred stock warrants	164,676	164,676
Class B convertible common stock	554,843	554,843
Total	6,920,906	13,404,320
The Company excluded the following potential common shares, presented based on amounts outstanding at period end, from the computation of diluted net loss per share attributable to common stockholders for the period indicated because including them would have had an anti-dilutive effect:

	As of June 30,
	2024	2023
Convertible preferred stock	—	10,705,829
Class B convertible common stock	—	554,843
Preferred stock warrants	—	164,676
Common stock options granted and outstanding	3,005,809	1,842,295
Warrants to purchase common stock	164,676	95,034
Total	3,170,485	13,362,677